Assets held for sale and discontinued operations (Tables)	6 Months Ended
Jun. 30, 2020
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Disclosure of detailed information about amounts of discontinued operations included in profit explanatory
Results of the discontinued operations, which have been included in profit for the year, were as follows:

	Six months ended 30 June 2020	Six months ended 30 June 2019	Year ended 31 December 2019
	£m	£m	£m
Revenue	101.9	1,247.8	2,387.5
Cost s of services	(87.4)	(1,061.4)	(1,951.5)
Gross profit	14.5	186.4	436.0
General and administrative costs	(4.0)	(109.7)	(151.7)
Operating profit	10.5	76.7	284.3
Share of results of associates	—	6.5	6.5
Profit before interest and taxation	10.5	83.2	290.8
Finance income	0.2	1.8	3.6
Finance costs	(0.3)	(9.1)	(17.3)
Revaluation of financial instruments	—	(6.7)	(9.4)
Profit before taxation	10.4	69.2	267.7
Attributable tax expense	(2.1)	(19.5)	(78.8)
Profit after taxation	8.3	49.7	188.9
Goodwill impairment on classification as held for sale 1	—	—	(94.5)
(Loss)/gain on sale of discontinued operations	(3.3)	—	73.8
Attributable tax expense on sale of discontinued operations	(1.9)	—	(157.4)
Net gain attributable to discontinued operations	3.1	49.7	10.8
Attributable to:
Equity holders of the parent	(6.8)	43.2	(3.8)
Non-controlling interests 2	9.9	6.5	14.6
	3.1	49.7	10.8
Note
1	Goodwill impairment of £94.5 million arose from the assessment of fair value less costs to sell under IFRS 5 in the year ended 31 December 2019.
2	In 2020, non-controlling interests includes £9.3 million recognised on the disposal of Kantar within WPP Scangroup, a 56.25% owned subsidiary of the Group.

Disclosure of detailed information about gain on sale of discontinued operations explanatory
The gain on sale of discontinued operations is calculated as follows:

	30 June 2020	31 December 2019
	£m	£m
Intangible assets (including goodwill)	150.9	2,410.0
Property, plant and equipment	13.7	115.7
Right-of-use assets	24.2	103.5
Interests in associates and joint ventures	2.0	92.3
Other investments	—	11.5
Deferred tax assets	5.5	44.1
Corporate income tax recoverable	15.0	49.8
Trade and other receivables	157.6	748.8
Cash and cash equivalents	19.8	324.9
Trade and other payables	(129.0)	(839.8)
Corporate income tax payable	(4.0)	(48.2)
Lease liabilities	(20.5)	(106.3)
Deferred tax liabilities	(1.3)	(98.6)
Provisions for post-employment benefits	(6.7)	(26.7)
Provisions for liabilities and charges	(0.6)	(22.4)
Net assets	226.6	2,758.6
Non-controlling interests	(5.9)	(19.1)
Net assets excluding non-controlling interests	220.7	2,739.5
Consideration received in cash and cash equivalents	191.3	2,352.1
Re-investment in equity stake 1	—	231.7
Transaction costs	(3.8)	(56.1)
Deferred consideration 2	14.5	1.6
Total consideration received	202.0	2,529.3
Loss on sale before exchange adjustments	(18.7)	(210.2)
Exchange adjustments recycled to the income statement	15.4	284.0
(Loss)/gain on sale of discontinued operations	(3.3)	73.8
Notes
1	Re-investment in equity stake represents the value of the Group’s 40% stake in the new Kantar group as part of the disposal.
2
Deferred consideration in the year ended 31 December 2019 is made up of £79.6 million expected to be received in future periods on the satisfaction of certain conditions and the deferral of £78.0 million consideration against services the Group will supply to Kantar on favourable terms in the future.